Provisions and Other Contingencies - Schedule of Provisions (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Other Provisions [Abstract]
Provision for post sales client support and other provisions	$ 76	$ 83